Leases (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of leases [text block] [Abstract]
Additions to the right-of-use assets	$ 90,336	$ 29,827
Total cash outflow for leases	$ 146,719	$ 165,875
Short term lease term	12 months